Quarterly Holdings Report
for
Fidelity® Large Cap Growth Index Fund
July 31, 2024
LC1-NPRT1-0924
1.9871046.108
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	10,792	309,730
Entertainment - 1.4%
Liberty Media Corp. Liberty Formula One:
Class A	8,562	633,331
Class C	68,844	5,567,414
Live Nation Entertainment, Inc. (a)	156,631	15,066,336
Madison Square Garden Sports Corp. (a)	1,472	295,004
Netflix, Inc. (a)	424,624	266,812,490
Roblox Corp. (a)	506,823	21,043,291
Roku, Inc. Class A (a)	18,811	1,094,988
Spotify Technology SA (a)	144,009	49,530,455
TKO Group Holdings, Inc.	10,730	1,173,326
		361,216,635
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A	5,833,525	1,000,682,879
Class C	4,887,993	846,355,988
Meta Platforms, Inc. Class A	2,174,499	1,032,517,360
Pinterest, Inc. Class A (a)	587,352	18,765,896
TripAdvisor, Inc. (a)	5,456	96,189
Trump Media & Technology Group (a)(b)	35,804	1,029,007
		2,899,447,319
Media - 0.2%
Liberty Broadband Corp.:
Class A (a)	4,611	305,340
Class C (a)	26,187	1,764,742
Nexstar Media Group, Inc.	12,105	2,236,883
The Trade Desk, Inc. Class A (a)	438,434	39,406,448
		43,713,413
TOTAL COMMUNICATION SERVICES		3,304,687,097
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 2.4%
Tesla, Inc. (a)	2,758,216	640,099,187
Broadline Retail - 6.7%
Amazon.com, Inc. (a)	9,219,406	1,723,844,534
Coupang, Inc. Class A (a)	1,148,877	23,839,198
Etsy, Inc. (a)	75,134	4,894,229
		1,752,577,961
Distributors - 0.1%
Pool Corp.	36,974	13,829,755
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	8,531	1,025,853
Duolingo, Inc. (a)	36,391	6,257,069
Grand Canyon Education, Inc. (a)	9,341	1,456,729
H&R Block, Inc.	26,889	1,557,949
		10,297,600
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	433,678	60,524,102
Booking Holdings, Inc.	31,752	117,958,998
Cava Group, Inc. (a)	74,843	6,303,277
Chipotle Mexican Grill, Inc. (a)	1,355,404	73,625,545
Choice Hotels International, Inc. (b)	24,231	3,088,241
Churchill Downs, Inc.	69,097	9,919,565
Darden Restaurants, Inc.	62,339	9,119,572
Domino's Pizza, Inc.	12,044	5,163,263
Doordash, Inc. (a)	300,394	33,259,624
Draftkings Holdings, Inc. (a)	440,804	16,287,708
Dutch Bros, Inc. (a)	35,841	1,370,918
Expedia Group, Inc. (a)	125,421	16,012,499
Hilton Worldwide Holdings, Inc.	125,025	26,839,117
Hyatt Hotels Corp. Class A	6,264	922,875
Las Vegas Sands Corp.	355,123	14,087,729
Light & Wonder, Inc. Class A (a)	89,497	9,594,078
McDonald's Corp.	45,759	12,144,439
Norwegian Cruise Line Holdings Ltd. (a)	424,534	7,824,162
Planet Fitness, Inc. (a)	46,851	3,452,919
Royal Caribbean Cruises Ltd.	81,601	12,788,509
Starbucks Corp.	872,526	68,013,402
Texas Roadhouse, Inc.	66,122	11,545,562
Vail Resorts, Inc.	31,643	5,759,342
Wendy's Co.	84,412	1,429,095
Wingstop, Inc.	29,096	10,878,412
Wyndham Hotels & Resorts, Inc.	6,792	514,290
Wynn Resorts Ltd.	7,624	631,420
Yum! Brands, Inc.	107,322	14,255,581
		553,314,244
Household Durables - 0.1%
SharkNinja, Inc.	12,939	994,362
Tempur Sealy International, Inc.	166,413	8,711,721
TopBuild Corp. (a)	2,527	1,209,271
		10,915,354
Leisure Products - 0.0%
Hasbro, Inc.	120,558	7,771,169
YETI Holdings, Inc. (a)	25,059	1,036,190
		8,807,359
Specialty Retail - 2.2%
AutoZone, Inc. (a)	15,645	49,026,580
Burlington Stores, Inc. (a)	62,894	16,372,566
CarMax, Inc. (a)	10,861	917,103
Carvana Co. Class A (a)	36,570	4,872,221
Dick's Sporting Goods, Inc.	5,151	1,114,419
Five Below, Inc. (a)	42,913	3,121,492
Floor & Decor Holdings, Inc. Class A (a)	37,991	3,723,118
Murphy U.S.A., Inc.	18,675	9,429,381
O'Reilly Automotive, Inc. (a)	53,575	60,343,666
RH (a)	2,891	838,621
Ross Stores, Inc.	75,394	10,798,683
The Home Depot, Inc.	785,535	289,202,566
TJX Companies, Inc.	664,572	75,109,927
Tractor Supply Co.	106,998	28,174,713
Ulta Beauty, Inc. (a)	41,101	14,997,344
Valvoline, Inc. (a)	128,143	5,958,650
Williams-Sonoma, Inc.	74,728	11,558,927
		585,559,977
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	10,604	1,424,859
Deckers Outdoor Corp. (a)	25,330	23,370,218
lululemon athletica, Inc. (a)	119,733	30,970,138
NIKE, Inc. Class B	737,688	55,223,324
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,623	757,006
		111,745,545
TOTAL CONSUMER DISCRETIONARY		3,687,146,982
CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	1,832	513,345
Celsius Holdings, Inc. (a)	174,663	8,179,468
Monster Beverage Corp. (a)	600,720	30,907,044
PepsiCo, Inc.	1,077,852	186,112,705
The Coca-Cola Co.	2,207,502	147,328,683
		373,041,245
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores, Inc.	6,355	2,464,723
Costco Wholesale Corp.	439,967	361,652,874
Performance Food Group Co. (a)	21,741	1,500,129
Sysco Corp.	306,836	23,518,979
		389,136,705
Food Products - 0.0%
Freshpet, Inc. (a)	14,725	1,792,033
Lamb Weston Holdings, Inc.	45,831	2,750,777
Pilgrim's Pride Corp. (a)	3,956	163,106
The Hershey Co.	20,327	4,014,176
		8,720,092
Household Products - 0.6%
Colgate-Palmolive Co.	443,480	43,988,781
Kimberly-Clark Corp.	137,126	18,518,866
Procter & Gamble Co.	522,185	83,946,461
The Clorox Co.	123,137	16,245,464
		162,699,572
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	52,475	9,056,136
Estee Lauder Companies, Inc. Class A	82,564	8,224,200
		17,280,336
TOTAL CONSUMER STAPLES		950,877,950
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Weatherford International PLC	71,567	8,434,887
Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream GP LP	128,313	1,842,575
Cheniere Energy, Inc.	116,414	21,261,853
Civitas Resources, Inc.	27,225	1,899,216
EQT Corp.	36,251	1,251,022
Hess Corp.	179,310	27,509,740
Matador Resources Co.	8,860	544,713
New Fortress Energy, Inc. Class A (b)	34,121	673,549
Permian Resource Corp. Class A	132,381	2,030,725
Targa Resources Corp.	217,969	29,486,846
Texas Pacific Land Corp. (b)	18,626	15,737,107
Viper Energy, Inc.	26,525	1,131,822
		103,369,168
TOTAL ENERGY		111,804,055
FINANCIALS - 6.2%
Banks - 0.1%
Nu Holdings Ltd. Class A (a)	3,156,632	38,289,946
Popular, Inc.	7,241	743,144
		39,033,090
Capital Markets - 1.7%
Ameriprise Financial, Inc.	90,649	38,985,415
Ares Management Corp. Class A,	176,876	27,097,403
Blackstone, Inc.	707,742	100,605,525
Blue Owl Capital, Inc. Class A	497,600	9,489,232
Charles Schwab Corp.	147,972	9,646,295
Coinbase Global, Inc. (a)	164,466	36,899,592
FactSet Research Systems, Inc.	13,360	5,518,882
Goldman Sachs Group, Inc.	84,185	42,852,691
Houlihan Lokey	4,666	701,067
Jefferies Financial Group, Inc.	50,290	2,940,456
KKR & Co., Inc.	192,458	23,758,940
Lazard, Inc. Class A	101,507	4,991,099
LPL Financial	73,837	16,356,372
Moody's Corp.	156,797	71,574,695
Morgan Stanley	67,974	7,015,597
Morningstar, Inc.	26,471	8,408,513
MSCI, Inc.	44,132	23,864,820
TPG, Inc.	20,614	1,051,108
Tradeweb Markets, Inc. Class A	45,515	5,083,115
XP, Inc. Class A	40,859	699,097
		437,539,914
Consumer Finance - 0.2%
Ally Financial, Inc.	37,043	1,667,305
American Express Co.	211,272	53,460,267
Credit Acceptance Corp. (a)	4,866	2,797,463
SoFi Technologies, Inc. (a)(b)	161,753	1,219,618
		59,144,653
Financial Services - 3.6%
Apollo Global Management, Inc.	387,200	48,520,032
Block, Inc. Class A (a)	232,555	14,390,503
Corpay, Inc. (a)	68,634	20,028,774
Equitable Holdings, Inc.	324,037	14,131,254
Fiserv, Inc. (a)	183,788	30,062,203
MasterCard, Inc. Class A	820,101	380,289,035
Shift4 Payments, Inc. (a)(b)	59,557	4,096,926
The Western Union Co.	58,989	701,379
Toast, Inc. (a)(b)	439,941	11,508,857
UWM Holdings Corp. Class A (b)	64,663	543,169
Visa, Inc. Class A	1,563,601	415,401,878
WEX, Inc. (a)	3,854	707,016
		940,381,026
Insurance - 0.6%
Allstate Corp.	40,650	6,956,028
Arthur J. Gallagher & Co.	14,762	4,184,879
Brown & Brown, Inc.	104,239	10,364,484
Everest Re Group Ltd.	6,945	2,728,482
Kinsale Capital Group, Inc.	21,842	9,983,323
Markel Group, Inc. (a)	3,008	4,929,661
Marsh & McLennan Companies, Inc.	67,032	14,919,312
Progressive Corp.	489,013	104,707,464
RLI Corp.	2,486	374,367
Ryan Specialty Group Holdings, Inc. (b)	101,491	6,250,831
		165,398,831
TOTAL FINANCIALS		1,641,497,514
HEALTH CARE - 7.9%
Biotechnology - 1.7%
AbbVie, Inc.	759,560	140,761,659
Alnylam Pharmaceuticals, Inc. (a)	111,240	26,415,050
Amgen, Inc.	414,581	137,835,745
Apellis Pharmaceuticals, Inc. (a)	103,572	4,101,451
Cerevel Therapeutics Holdings (a)	68,204	3,066,452
Exact Sciences Corp. (a)	71,447	3,263,699
Exelixis, Inc. (a)	236,890	5,555,071
Incyte Corp. (a)	10,779	701,390
Ionis Pharmaceuticals, Inc. (a)	133,769	6,616,215
Natera, Inc. (a)	112,250	11,493,278
Neurocrine Biosciences, Inc. (a)	98,914	14,003,255
Regeneron Pharmaceuticals, Inc. (a)	8,709	9,398,666
Repligen Corp. (a)	7,923	1,325,914
Sarepta Therapeutics, Inc. (a)	89,820	12,775,997
Ultragenyx Pharmaceutical, Inc. (a)	86,573	3,897,516
Vertex Pharmaceuticals, Inc. (a)	128,291	63,596,415
Viking Therapeutics, Inc. (a)	104,348	5,947,836
		450,755,609
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	43,561	10,100,925
DexCom, Inc. (a)	392,413	26,613,450
Edwards Lifesciences Corp. (a)	113,272	7,141,800
GE Healthcare Technologies, Inc.	39,752	3,364,212
IDEXX Laboratories, Inc. (a)	81,775	38,934,713
Inspire Medical Systems, Inc. (a)	29,492	4,159,847
Insulet Corp. (a)	69,274	13,463,402
Intuitive Surgical, Inc. (a)	350,586	155,874,041
Masimo Corp. (a)(b)	22,113	2,365,649
Penumbra, Inc. (a)	36,568	6,110,147
ResMed, Inc.	39,375	8,396,719
Stryker Corp.	106,651	34,922,870
		311,447,775
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	143,516	14,470,718
Cencora, Inc.	166,790	39,676,005
Chemed Corp.	1,495	852,389
Cigna Group	25,170	8,776,024
DaVita, Inc. (a)	50,008	6,832,093
Elevance Health, Inc.	36,919	19,642,016
HCA Holdings, Inc.	46,990	17,059,720
McKesson Corp.	56,199	34,675,907
Molina Healthcare, Inc. (a)	36,348	12,404,482
UnitedHealth Group, Inc.	62,061	35,757,066
		190,146,420
Health Care Technology - 0.1%
Doximity, Inc. (a)	8,803	246,484
Veeva Systems, Inc. Class A (a)	146,315	28,082,238
		28,328,722
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	69,103	1,428,359
Bruker Corp.	65,875	4,513,096
Fortrea Holdings, Inc. (a)	8,891	245,303
IQVIA Holdings, Inc. (a)	20,186	4,970,399
Medpace Holdings, Inc. (a)	25,203	9,640,652
Waters Corp. (a)	35,667	11,994,099
West Pharmaceutical Services, Inc.	43,712	13,383,303
		46,175,211
Pharmaceuticals - 4.0%
Eli Lilly & Co.	844,189	678,955,887
Intra-Cellular Therapies, Inc. (a)	102,084	8,036,052
Merck & Co., Inc.	2,516,445	284,685,423
Zoetis, Inc. Class A	374,417	67,410,037
		1,039,087,399
TOTAL HEALTH CARE		2,065,941,136
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	71,222	21,367,312
BWX Technologies, Inc.	18,445	1,835,093
General Electric Co.	232,256	39,529,971
HEICO Corp.	43,981	10,614,375
HEICO Corp. Class A	80,217	15,250,054
Howmet Aerospace, Inc.	24,486	2,343,310
Loar Holdings, Inc.	9,368	585,500
Lockheed Martin Corp.	67,792	36,737,841
Spirit AeroSystems Holdings, Inc. Class A (a)	14,441	523,486
The Boeing Co. (a)	94,599	18,030,569
TransDigm Group, Inc.	10,910	14,119,940
		160,937,451
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	22,858	2,853,136
Building Products - 0.3%
AAON, Inc.	67,751	5,997,996
Advanced Drain Systems, Inc.	24,967	4,420,158
Armstrong World Industries, Inc.	14,543	1,910,950
Builders FirstSource, Inc. (a)	10,832	1,812,952
Carlisle Companies, Inc.	6,360	2,662,169
Lennox International, Inc.	31,792	18,550,632
Simpson Manufacturing Co. Ltd.	3,959	760,484
The AZEK Co., Inc. Class A, (a)	99,871	4,483,209
Trane Technologies PLC	76,602	25,606,517
Trex Co., Inc. (a)	107,501	8,990,309
		75,195,376
Commercial Services & Supplies - 0.8%
Cintas Corp.	81,388	62,175,549
Copart, Inc.	806,471	42,202,627
Rollins, Inc.	277,154	13,278,448
Tetra Tech, Inc.	11,378	2,426,245
Veralto Corp.	110,240	11,747,174
Waste Management, Inc.	397,869	80,632,132
		212,462,175
Construction & Engineering - 0.1%
Comfort Systems U.S.A., Inc.	34,854	11,586,167
EMCOR Group, Inc.	18,214	6,838,264
Quanta Services, Inc.	44,086	11,699,543
Willscot Holdings Corp. (a)	53,956	2,212,196
		32,336,170
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	28,587	4,450,424
Rockwell Automation, Inc.	10,466	2,916,351
Vertiv Holdings Co.	355,118	27,947,787
		35,314,562
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	6,708	677,575
Lyft, Inc. (a)	246,765	2,973,518
Old Dominion Freight Lines, Inc.	194,858	40,955,254
Saia, Inc. (a)	15,339	6,409,401
U-Haul Holding Co. (a)(b)	4,223	282,054
U-Haul Holding Co. (non-vtg.)	42,100	2,683,033
Uber Technologies, Inc. (a)	1,993,892	128,546,217
Union Pacific Corp.	289,983	71,547,506
XPO, Inc. (a)	113,376	13,025,769
		267,100,327
Industrial Conglomerates - 0.1%
3M Co.	101,991	13,008,952
Honeywell International, Inc.	100,233	20,522,707
		33,531,659
Machinery - 0.2%
Caterpillar, Inc.	68,903	23,854,219
Illinois Tool Works, Inc.	110,180	27,245,310
Lincoln Electric Holdings, Inc.	15,272	3,137,022
		54,236,551
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)(b)	46,818	498,144
Professional Services - 0.8%
Automatic Data Processing, Inc.	378,551	99,415,064
Booz Allen Hamilton Holding Corp. Class A	127,001	18,200,513
Broadridge Financial Solutions, Inc.	106,050	22,694,700
Dayforce, Inc. (a)(b)	15,514	919,670
Equifax, Inc.	24,496	6,843,448
KBR, Inc.	11,337	754,931
Paychex, Inc.	114,541	14,663,539
Paycom Software, Inc.	31,840	5,310,594
Paycor HCM, Inc. (a)(b)	6,728	83,494
Paylocity Holding Corp. (a)	43,481	6,525,194
TransUnion	10,965	989,701
Verisk Analytics, Inc.	141,291	36,982,919
		213,383,767
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)	108,141	5,782,299
Fastenal Co.	478,672	33,866,044
Ferguson PLC	13,423	2,988,631
SiteOne Landscape Supply, Inc. (a)	16,342	2,397,045
United Rentals, Inc.	15,950	12,075,745
W.W. Grainger, Inc.	37,511	36,641,120
		93,750,884
TOTAL INDUSTRIALS		1,181,600,202
INFORMATION TECHNOLOGY - 49.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	255,589	88,574,368
Motorola Solutions, Inc.	77,826	31,046,348
Ubiquiti, Inc. (b)	1,823	338,294
		119,959,010
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	683,274	43,907,187
CDW Corp.	67,034	14,620,786
Cognex Corp.	9,284	460,672
Jabil, Inc.	9,581	1,079,491
Zebra Technologies Corp. Class A (a)	10,853	3,811,465
		63,879,601
IT Services - 0.6%
Cloudflare, Inc. (a)	297,459	23,053,073
EPAM Systems, Inc. (a)	3,450	742,199
Gartner, Inc. (a)	74,765	37,471,470
Globant SA (a)	31,372	6,108,442
GoDaddy, Inc. (a)	140,230	20,396,454
MongoDB, Inc. Class A (a)	67,560	17,049,442
Okta, Inc. (a)	68,524	6,437,145
Snowflake, Inc. (a)	313,643	40,892,774
Twilio, Inc. Class A (a)	34,151	2,019,349
VeriSign, Inc. (a)	5,618	1,050,622
		155,220,970
Semiconductors & Semiconductor Equipment - 16.6%
Advanced Micro Devices, Inc. (a)	1,054,378	152,336,533
Applied Materials, Inc.	758,753	161,007,387
Astera Labs, Inc. (b)	1,052	46,120
Broadcom, Inc.	4,512,658	725,093,887
Enphase Energy, Inc. (a)	130,691	15,043,841
Entegris, Inc.	149,350	17,666,612
KLA Corp.	133,659	110,010,713
Lam Research Corp.	129,613	119,404,680
Lattice Semiconductor Corp. (a)	116,985	6,200,205
Marvell Technology, Inc.	67,957	4,551,760
MKS Instruments, Inc.	3,927	494,409
Monolithic Power Systems, Inc.	46,587	40,208,774
NVIDIA Corp.	23,602,314	2,761,942,784
Onto Innovation, Inc. (a)	12,504	2,392,015
Qualcomm, Inc.	1,039,509	188,099,154
Teradyne, Inc.	138,289	18,137,985
Texas Instruments, Inc.	109,293	22,275,006
Universal Display Corp.	23,335	5,194,838
		4,350,106,703
Software - 18.7%
Adobe, Inc. (a)	444,563	245,243,179
AppFolio, Inc. Class A, (a)	21,820	4,832,694
AppLovin Corp. Class A, (a)	260,161	20,058,413
Atlassian Corp. PLC Class A, (a)	155,693	27,490,713
Autodesk, Inc. (a)	213,744	52,905,915
Bentley Systems, Inc. Class B	138,989	6,774,324
Bill Holdings, Inc. (a)	25,226	1,260,291
Cadence Design Systems, Inc. (a)	270,443	72,386,773
Confluent, Inc. (a)	239,808	5,999,996
Crowdstrike Holdings, Inc. (a)	216,448	50,207,278
Datadog, Inc. Class A (a)	296,519	34,526,672
DocuSign, Inc. (a)	201,513	11,179,941
DoubleVerify Holdings, Inc. (a)	80,826	1,707,045
Dropbox, Inc. Class A (a)	75,322	1,801,702
Dynatrace, Inc. (a)	258,132	11,337,157
Elastic NV (a)	80,690	8,849,272
Fair Isaac Corp. (a)	20,168	32,268,800
Five9, Inc. (a)	72,674	3,237,627
Fortinet, Inc. (a)	510,922	29,653,913
GitLab, Inc. (a)	117,532	6,021,164
Guidewire Software, Inc. (a)	36,954	5,545,687
HashiCorp, Inc. (a)	74,567	2,516,636
HubSpot, Inc. (a)	48,473	24,092,535
Intuit, Inc.	270,976	175,416,314
Manhattan Associates, Inc. (a)	60,747	15,513,569
Microsoft Corp.	7,380,647	3,087,693,672
MicroStrategy, Inc. Class A (a)	980	1,582,151
nCino, Inc. (a)	50,523	1,655,133
Nutanix, Inc. Class A (a)	68,443	3,457,056
Oracle Corp.	1,558,774	217,371,034
Palantir Technologies, Inc. Class A (a)	1,995,900	53,669,751
Palo Alto Networks, Inc. (a)	305,570	99,227,746
Pegasystems, Inc.	44,153	3,078,347
Procore Technologies, Inc. (a)	104,418	7,416,811
PTC, Inc. (a)	71,278	12,676,792
RingCentral, Inc. (a)	81,448	2,854,752
Salesforce, Inc.	789,088	204,215,974
SentinelOne, Inc. (a)	36,497	835,781
ServiceNow, Inc. (a)	203,762	165,941,735
Smartsheet, Inc. (a)	125,769	6,031,881
Synopsys, Inc. (a)	150,994	84,302,970
Teradata Corp. (a)	96,245	3,120,263
Tyler Technologies, Inc. (a)	35,743	20,305,956
UiPath, Inc. Class A (a)	331,232	4,031,093
Unity Software, Inc. (a)(b)	130,723	2,138,628
Workday, Inc. Class A (a)	209,974	47,689,295
Zscaler, Inc. (a)	90,805	16,285,877
		4,896,410,308
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	14,426,908	3,203,927,719
Dell Technologies, Inc.	38,788	4,409,420
HP, Inc.	234,806	8,474,149
NetApp, Inc.	91,559	11,626,162
Pure Storage, Inc. Class A (a)	250,811	15,031,103
Super Micro Computer, Inc. (a)	49,145	34,482,589
		3,277,951,142
TOTAL INFORMATION TECHNOLOGY		12,863,527,734
MATERIALS - 0.7%
Chemicals - 0.5%
Celanese Corp.	28,182	3,977,889
Ecolab, Inc.	215,007	49,599,965
RPM International, Inc.	28,486	3,459,910
Sherwin-Williams Co.	211,998	74,368,898
The Chemours Co. LLC	10,814	261,374
		131,668,036
Construction Materials - 0.1%
Eagle Materials, Inc.	25,596	6,969,791
Martin Marietta Materials, Inc.	3,403	2,019,170
Vulcan Materials Co.	33,866	9,296,556
		18,285,517
Containers & Packaging - 0.0%
Avery Dennison Corp.	29,970	6,498,395
Sealed Air Corp.	7,686	292,452
		6,790,847
Metals & Mining - 0.1%
Cleveland-Cliffs, Inc. (a)	151,961	2,332,601
Southern Copper Corp.	85,473	9,112,277
		11,444,878
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	44,597	4,377,642
TOTAL MATERIALS		172,566,920
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	463,263	102,103,165
Equinix, Inc.	5,077	4,012,048
Iron Mountain, Inc.	164,905	16,912,657
Lamar Advertising Co. Class A	21,746	2,606,476
Public Storage Operating Co.	23,850	7,057,692
Simon Property Group, Inc.	82,165	12,607,398
		145,299,436
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	14,525	3,644,323
TOTAL REAL ESTATE		148,943,759
UTILITIES - 0.2%
Electric Utilities - 0.1%
Constellation Energy Corp.	49,677	9,428,695
NRG Energy, Inc.	86,753	6,521,223
		15,949,918
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	341,733	27,072,088
TOTAL UTILITIES		43,022,006
TOTAL COMMON STOCKS (Cost $17,254,037,430)		26,171,615,355

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $1,429,615)	1,434,000	1,429,587

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	76,327,804	76,343,070
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	48,143,412	48,148,226
TOTAL MONEY MARKET FUNDS (Cost $124,491,296)		124,491,296

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $17,379,958,341)	26,297,536,238
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(59,624,840)
NET ASSETS - 100.0%	26,237,911,398

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	51	Sep 2024	14,172,900	200,151	200,151
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	117	Sep 2024	45,642,285	770,013	770,013

TOTAL FUTURES CONTRACTS					970,164
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,429,587.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $2,412,925 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	140,601,008	1,102,136,657	1,166,394,182	1,334,943	(413)	-	76,343,070	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	61,421,683	145,051,085	158,324,542	43,825	-	-	48,148,226	0.2%
Total	202,022,691	1,247,187,742	1,324,718,724	1,378,768	(413)	-	124,491,296

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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